Stock Plans and Stock-Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended		1 Months Ended					12 Months Ended		3 Months Ended	12 Months Ended			1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2013 Stock Plan Activity [Member]	Mar. 31, 2014 Restricted Stock Units [Member]	Dec. 31, 2013 Restricted Stock Units [Member]	Dec. 31, 2012 Restricted Stock Units [Member]	Mar. 31, 2014 Scientific Advisory Board (SAB) and certain consultants [Member]	Dec. 31, 2013 Scientific Advisory Board (SAB) and certain consultants [Member]	Dec. 31, 2012 Scientific Advisory Board (SAB) and certain consultants [Member]	Dec. 31, 2013 2013 Equity Incentive Plan [Member]	Sep. 30, 2013 2013 Equity Incentive Plan [Member]	Mar. 31, 2014 2013 Equity Incentive Plan [Member]	Sep. 30, 2013 2013 Equity Incentive Plan [Member] Directors And Employees [Member]	Sep. 30, 2013 2013 Equity Incentive Plan [Member] Nonqualified options to employees, directors, and consultants [Member]	Sep. 30, 2013 2013 Equity Incentive Plan [Member] Restricted Stock [Member]	Sep. 30, 2013 2013 Equity Incentive Plan [Member] Restricted Stock [Member] Minimum [Member]	Sep. 30, 2013 2013 Equity Incentive Plan [Member] Restricted Stock [Member] Maximum [Member]	Dec. 31, 2013 2013 Equity Incentive Plan [Member] 10% stockholders [Member] Minimum [Member]	Dec. 31, 2013 2013 Equity Incentive Plan [Member] 10% stockholders [Member] Maximum [Member]	Mar. 31, 2014 Incentive Awards [Member]	Dec. 31, 2013 Incentive Awards [Member]	Jan. 02, 2014 Incentive Awards [Member]	Jan. 31, 2004 2003 Equity Incentive Plan [Member]	Jan. 31, 2004 2003 Equity Incentive Plan [Member] Exercisable for ten years, or 18 months after an initial public offering, if earlier. [Member] Minimum [Member]	Jan. 31, 2004 2003 Equity Incentive Plan [Member] Exercisable for ten years, or 18 months after an initial public offering, if earlier. [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, expiration period						10 years					10 years			10 years
Share based compensation arrangement by share based payment award, percentage of common stock outstanding																100.00%	85.00%	85.00%
Share based compensation arrangement by share based payment award, award vesting period											60 months								4 years	5 years		5 years		10 years
Share based compensation arrangement by share based payment award, exercise price percentage																					110.00%
Number of shares, Outstanding	906,796		577,253	103,760		60,847
Change in exercise price						$ 5
Stock option, Incremental expense resulting from modification						$ 200,000
Allocated share-based compensation expense	714,000	18,000	875,000	80,000		200,000	0			2,000	17,000	6,000											188,000	9,000
Shares available for grant													41		143,251
Increased in shares available for issuance													472,753
Expected dividend yield	0.00%		0.00%	0.00%																			0.00%	0.00%
Total intrinsic value of options exercised	0	0	0	0
Fair value of options vested	500,000	0	900,000	100,000
Share based compensation, stock option, unamortized expense	$ 1,900,000		$ 1,200,000
Share based compensation, stock option, unamortized expense vesting period	3 years 7 months 6 days		3 years 10 months 24 days
Share reserved for issue	2,898,534		2,320,021	829,741																				220,266	6,486
Exercisable price per share																								$ 5	$ 5
Incentive awards vested percentage																								100.00%
Stock option plan, Description																								Vest monthly over four years effective from their grant date.
Share price																							$ 8.00	$ 5.00
Exercise price	$ 3.76		$ 3.76	$ 3.97																			$ 5.00	$ 5.00
Expected term	6 years 7 days		6 years	6 years 3 months																			5 years 9 months	6 years
Volatility rate	91.00%		92.00%	100.00%																			89.00%	92.00%
Weighted-average grant date fair value outstanding									$ 238.50														$ 6.31	$ 3.76
Number of stock units granted							0	0	0
Number of stock units vested							0	0	0
Number of stock units outstanding							0	0	9
Weighted-average remaining contractual term									7 months 21 days
Share based compensation, shares authorized for issuance																										1,230
Exercisable price	$ 7.68		$ 9.55																							$ 30.21
Exercisable period																											18 months	10 years
Options to purchase common stock											6,833	3,145
Options to purchase common stock, unvested					14,623						4,555
Incentive award issued											2,335
Incentive awards outstanding, Unvested											2,335